Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 7,527	$ 8,751
Trade receivables, net	600	794
Other receivables, deposits and prepayments	1,341	745
Inventories	829	1,012
Income tax recoverable	5	5
Financial instruments at fair value	102	78
Total current assets	10,404	11,385
Investment in life insurance contract	153	149
Property, plant and equipment, net	9,591	10,434
Intangible assets, net	2,338	2,787
Total assets	22,486	24,755
Current liabilities
Notes payable - secured		99
Bank loans - secured	445
Accounts payable	443	924
Contract liabilities	17
Accrued charges and deposits	3,168	3,178
Payable to affiliated parties	54	73
Current portion of capital lease obligations	28	28
Loan from affiliated party - current portion		67
Total current liabilities	4,155	4,369
Capital lease obligations - non current portion	5	32
Long-term loan	2,485	2,527
Long-term deposit received	692	738
Total liabilities	7,337	7,666
Stockholders' equity
Common stock par value $0.003 per share- authorized shares - 23,333,334- issued shares: March 31, 2018: 5,543,639; - outstanding shares: March 31, 2018: 4,795,622; March 31, 2019: 4,670,773.	17	17
Additional paid-in capital	22,474	22,474
Treasury stock at cost: March 31, 2018: 748,017; March 31, 2019: 872,866.	(2,773)	(2,409)
Accumulated deficit	(6,492)	(6,029)
Accumulated other comprehensive income	1,923	3,036
Total stockholders' equity	15,149	17,089
Total liabilities and stockholders' equity	$ 22,486	$ 24,755